Touchstone International Equity ETF Performance Management - Touchstone International Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]	The Fund’s performance information is only shown when it has had a full calendar year of operations. Since the Fund has not had a full calendar year of operations, there is no performance information included in this prospectus.
Performance One Year or Less [Text]	The Fund’s performance information is only shown when it has had a full calendar year of operations.